Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements

Note 10—Fair Value Measurements

We estimated fair value by using appropriate valuation methodologies and information available to management as of December 31, 2013 and 2012. Considerable judgment was required in developing these estimates, and accordingly, estimated values may differ from actual results.

The estimated fair value of accounts receivable, accounts payable and accrued expenses approximated their carrying value due to their short-term nature. The estimated fair value of our SSCF debt approximated carrying value because the variable-rates approximate current market rates. The following table presents the carrying value and estimated fair value of our other long-term debt instruments:

	December 31,
	2013		2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands)
2015 Senior Unsecured Bonds	$300,000	$313,500	$300,000	$308,850
2017 Senior Secured Bonds	497,892	540,000	497,458	512,500
2020 Senior Secured Notes	750,000	756,563	—	—
2018 Senior Secured Term Loan B	742,945	758,910	—	—

We estimate the fair values of our variable-rate and fixed-rate debts using quoted market prices to the extent available and significant other observable inputs, which represent Level 2 fair value measurements.

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2013
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps	$9,726	—	$9,726	—
Liabilities:
Interest rate swaps	$(4,984)	—	$(4,984)	—

	December 31, 2012
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$(47,006)	—	$(47,006)	—

We used an income approach to value assets and liabilities for outstanding interest rate swaps. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as prevailing interest rates. The determination of the fair values above incorporated various factors, including the impact of the counterparty’s non-performance risk with respect to the Company’s financial assets and the Company’s non-performance risk with respect to the Company’s financial liabilities.

Refer to Note 9 for further discussion of the Company’s use of derivative instruments and their fair values.